TAXATION - Operating loss carryforwards (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 223,442	$ 136,352
Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	9,204	11
Tax Period 1 | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	9,175	5,006
Tax Period 1 | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	6
Tax Period 2 | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	26,350	16,720
Tax Period 2 | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	9,204	5
No expiry | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	187,917	114,626
No expiry | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	0
Capital loss carryforwards	86,269	89,433
No expiry | United States, Federal and State Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital loss carryforwards	$ 566	$ 533